Capital Risk Management	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
CAPITAL RISK MANAGEMENT
24.	CAPITAL RISK MANAGEMENT

For the purpose of the Group’s capital management, capital includes called up share capital, share premium, share based payments for options, share based payments for warrants, convertible loan note reserve, capital reduction reserve and all other equity reserves attributable to the equity holders of the parent as reflected in the statement of financial position.

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to maximise shareholder value through the optimisation of the debt and equity balance.

The Group adjusts its capital structure in light of changes in economic conditions and expected business demands on capital. In order to maintain or adjust its capital structure, the Group considers whether or not to pay dividends and adjusts the amount of any dividend payments to shareholders. The Group may also return capital to shareholders or issue additional shares.